CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Changes in each component of Accumulated Other Comprehensive Income (Loss)
Changes in each component of Citigroup’s Accumulated other comprehensive income (loss):

In millions of dollars	Net unrealized gains (losses) on investment securities	Debt valuation adjustment (DVA)(1)	Cash flow hedges(2)	Benefit plans(3)	Foreign currency translation adjustment (CTA), net of hedges(4)	Accumulated other comprehensive income (loss)
Balance, December 31, 2013	$(1,640)	$—	$(1,245)	$(3,989)	$(12,259)	$(19,133)
Other comprehensive income before reclassifications	1,790	—	85	(1,346)	(4,946)	(4,417)
Increase (decrease) due to amounts reclassified from AOCI	(93)	—	251	176	—	334
Change, net of taxes(5)	$1,697	$—	$336	$(1,170)	$(4,946)	$(4,083)
Balance, December 31, 2014	$57	$—	$(909)	$(5,159)	$(17,205)	$(23,216)
Other comprehensive income before reclassifications	$(695)	$—	$83	$(143)	$(5,465)	$(6,220)
Increase (decrease) due to amounts reclassified from AOCI	(269)	—	209	186	(34)	92
Change, net of taxes	$(964)	$—	$292	$43	$(5,499)	$(6,128)
Balance, December 31, 2015	$(907)	$—	$(617)	$(5,116)	$(22,704)	$(29,344)
Adjustment to opening balance, net of taxes	$—	$(15)	$—	$—	$—	$(15)
Adjusted balance, beginning of period	$(907)	$(15)	$(617)	$(5,116)	$(22,704)	$(29,359)
Other comprehensive income before reclassifications	530	(335)	(88)	(208)	(2,802)	(2,903)
Increase (decrease) due to amounts reclassified from AOCI	(422)	(2)	145	160	—	(119)
Change, net of taxes	$108	$(337)	$57	$(48)	$(2,802)	$(3,022)
Balance at December 31, 2016	$(799)	$(352)	$(560)	$(5,164)	$(25,506)	$(32,381)

(1)
Beginning in the first quarter of 2016, changes in DVA are reflected as a component of AOCI, pursuant to the adoption of only the provisions of ASU No. 2016-01 relating to the presentation of DVA on fair value option liabilities. See Note 1 to the Consolidated Financial Statements for further information regarding this change.

(2)	Primarily driven by Citi’s pay fixed/receive floating interest rate swap programs that hedge the floating rates on liabilities.

(3)
Primarily reflects adjustments based on the quarterly actuarial valuations of Citi’s significant pension and postretirement plans, annual actuarial valuations of all other plans, and amortization of amounts previously recognized in Other comprehensive income.

(4)
Primarily reflects the movements in (by order of impact) the Mexican peso, Euro, British pound and Indian rupee against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2016. Primarily reflects the movements in (by order of impact) the Mexican peso, Brazilian real, Korean won and Euro against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2015. Primarily reflects the movements in (by order of impact) the Mexican peso, Euro, Japanese yen, and Russian ruble against the U.S. dollar, and changes in related tax effects and hedges for the year ended December 31, 2014.

(5)
During 2014, $137 million ($84 million net of tax) was reclassified to reflect the allocation of FX translation between Net unrealized gains (losses) on investment securities to Foreign currency translation adjustment (CTA).

Schedule of pretax and after-tax changes in each component of Accumulated other comprehensive income (loss)
The pretax and after-tax changes in each component of Accumulated other comprehensive income (loss) are as follows:

In millions of dollars	Pretax	Tax effect	After-tax
Balance, December 31, 2013	$(27,596)	$8,463	$(19,133)
Change in net unrealized gains (losses) on investment securities	2,704	(1,007)	1,697
Cash flow hedges	543	(207)	336
Benefit plans	(1,830)	660	(1,170)
Foreign currency translation adjustment	(4,881)	(65)	(4,946)
Change	$(3,464)	$(619)	$(4,083)
Balance, December 31, 2014	$(31,060)	$7,844	$(23,216)
Change in net unrealized gains (losses) on investment securities	(1,462)	498	(964)
Cash flow hedges	468	(176)	292
Benefit plans	19	24	43
Foreign currency translation adjustment	(6,405)	906	(5,499)
Change	$(7,380)	$1,252	$(6,128)
Balance, December 31, 2015	$(38,440)	$9,096	$(29,344)
Adjustment to opening balance(1)	(26)	11	(15)
Adjusted balance, beginning of period	$(38,466)	$9,107	$(29,359)
Change in net unrealized gains (losses) on investment securities	167	(59)	108
Debt valuation adjustment (DVA)	(538)	201	(337)
Cash flow hedges	84	(27)	57
Benefit plans	(78)	30	(48)
Foreign currency translation adjustment	(3,204)	402	(2,802)
Change	$(3,569)	$547	$(3,022)
Balance, December 31, 2016	$(42,035)	$9,654	$(32,381)

(1) Represents the $(15) million adjustment related to the initial adoption of ASU No. 2016-01. See Note 1 to the Consolidated Financial Statements.

Summary of amounts reclassified out of Accumulated other comprehensive income (loss) into the Consolidated Statement of income

The Company recognized pretax gain (loss) related to amounts in AOCI reclassified in the Consolidated Statement of Income as follows:

	Increase (decrease) in AOCI due to amounts reclassified to Consolidated Statement of Income
	Year ended December 31,
In millions of dollars	2016	2015	2014
Realized (gains) losses on sales of investments	$(948)	$(682)	$(570)
OTTI gross impairment losses	288	265	424
Subtotal, pretax	$(660)	$(417)	$(146)
Tax effect	238	148	53
Net realized (gains) losses on investment securities, after-tax(1)	$(422)	$(269)	$(93)
Realized DVA (gains) losses on fair value option liabilities	$(3)	$—	$—
Subtotal, pretax	$(3)	$—	$—
Tax effect	1	—	—
Net realized debt valuation adjustment, after-tax	$(2)	$—	$—
Interest rate contracts	$140	$186	$260
Foreign exchange contracts	93	146	149
Subtotal, pretax	$233	$332	$409
Tax effect	(88)	(123)	(158)
Amortization of cash flow hedges, after-tax(2)	$145	$209	$251
Amortization of unrecognized
Prior service cost (benefit)	$(40)	$(40)	$(40)
Net actuarial loss	272	276	243
Curtailment/settlement impact(3)	18	57	76
Subtotal, pretax	$250	$293	$279
Tax effect	(90)	(107)	(103)
Amortization of benefit plans, after-tax(3)	$160	$186	$176
Foreign currency translation adjustment	$—	$(53)	$—
Tax effect	—	19	—
Foreign currency translation adjustment	$—	$(34)	$—
Total amounts reclassified out of AOCI, pretax	$(180)	$155	$542
Total tax effect	61	(63)	(208)
Total amounts reclassified out of AOCI, after-tax	$(119)	$92	$334

(1)
The pretax amount is reclassified to Realized gains (losses) on sales of investments, net and Gross impairment losses on the Consolidated Statement of Income. See Note 13 to the Consolidated Financial Statements for additional details.

(2)	See Note 23 to the Consolidated Financial Statements for additional details.

(3)	See Note 8 to the Consolidated Financial Statements for additional details.